Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended
	Jul. 21, 2021	Jul. 21, 2021	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Subsequent events
Borrowings			$ 27,495		$ 20,380
Undrawn committed bank facilities	$ 9,500	$ 9,500	4,100
Borrowings cancelled	4,500
Intangible assets			20,006		20,947	$ 19,728
Alexion Pharmaceuticals, Inc.
Subsequent events
Consideration paid (received)	13,300
Borrowings	$ 4,000	$ 4,000	$ 8,000
Undrawn committed bank facilities					$ 9,500
Acerta Pharma Acquisition
Subsequent events
Ownership interest acquired (as a percent)				45.00%
Major business combination | Alexion Pharmaceuticals, Inc.
Subsequent events
Ownership interest acquired (as a percent)	100.00%	100.00%
Consideration paid (received)	$ 40,000
Cash Alexion shareholders will receive for each of their Alexion shares	$ 60	$ 60
Total amount of cash paid in consideration	$ 13,000
Major business combination | Alexion Pharmaceuticals, Inc. | American Depository Shares
Subsequent events
Number of shares Alexion shareholders will receive for each of their Alexion shares	2.1243	2.1243
Total fair value of shares Alexion shareholders will receive	$ 27,000	$ 27,000
New Borrowing
Subsequent events
Borrowings	17,500	17,500
Undrawn committed bank facilities	$ 1,000	1,000
Borrowings cancelled		$ 12,500